Private Placement (Details) - USD ($)			1 Months Ended
	Jan. 14, 2022	Jan. 14, 2021	Dec. 27, 2021
Private Placement (Details) [Line Items]
Private placement description			On December 27, 2021, simultaneously with the consummation of the IPO, the Company consummated the issuance and sale (“Private Placement”) of 347,500 Private Placement Units in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $3,475,000. Each Private Placement Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination.
Aggregate purchase price	$ 45,540	$ 45,540
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of additional shares	4,554	22,500
Price per share	$ 10	$ 10